Condensed Financial Information of Global-Tech - Additional Information (Detail) - Mar. 31, 2015	USD ($)	CNY (¥)
PRC Subsidiaries [Member]
Condensed Financial Information [Line Items]
Net assets of PRC subsidiaries	$ 45,378,125	¥ 281,595,535